SHORT-TERM BANK CREDIT AND CREDIT LINES (Tables)	12 Months Ended
Dec. 31, 2013
SHORT-TERM BANK CREDIT AND CREDIT LINES [Abstract]
Schedule of Currency, Linkage Terms, and Interest Rates

	Interest rate		December 31,
	2012	2013	2012	2013
	%

In or linked to NIS	3	1.45	$5,358	$5,764

			$5,358	$5,764
Weighted average interest rates at the end of the year	3	1.45

Schedule of Credit Lines

	December 31,
	2012	2013

Short-term bank credit	$5,358	$5,764
Long-term bank credit	39	2,381
Performance guarantees	5,986	4,759

	11,383	12,904

Unutilized credit lines	17,204	19,417

Total authorized credit lines	$28,587	$32,321